Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Deferred income tax liabilities		$ 23,000,000	$ 0
Undistributed net earnings of foreign operations		1,480,000,000	1,560,000,000
Unrecognized tax benefit		268,000,000	301,000,000	295,000,000	123,000,000
Unrecognized tax benefit that could impact the effective tax rate		226,000,000
Amount of unrecognized tax benefit that is subject to change, lower		14,000,000
Amount of unrecognized tax benefit that is subject to change, upper		92,000,000
Interest and penalties, recognized		14,000,000	10,000,000	27,000,000
Interest and penalties, accrued		91,000,000	94,000,000
Other comprehensive income deferred income tax expense (benefit)		(83,000,000)	7,000,000
Current income tax benefit in components of additional paid in capital		8,000,000	1,000,000
Significant changes to uncertain tax positions	$ 0